Financial Assets and Financial Liabilities - Summary of Sensitivity Analysis of Changes Unobservable Inputs Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Recognition in profit or loss
Favorable changes		₩ 130,572	₩ 74,171
Unfavorable changes		(122,127)	(66,687)
Other comprehensive income
Favorable changes		95,829	179,307
Unfavorable changes		(56,625)	(82,595)
Debt securities
Recognition in profit or loss
Favorable changes	[1],[2]	94,310	19,034
Unfavorable changes	[1],[2]	(94,063)	(19,765)
Other comprehensive income
Favorable changes	[1],[2]	0	0
Unfavorable changes	[1],[2]	0	0
Derivatives held for trading
Recognition in profit or loss
Favorable changes	[2],[3]	8,150	18,076
Unfavorable changes	[2],[3]	(8,723)	(19,034)
Other comprehensive income
Favorable changes	[2],[3]	0	0
Unfavorable changes	[2],[3]	0	0
Due from financial institutions measured at fair value through profit or loss
Recognition in profit or loss
Favorable changes	[2]	211	221
Unfavorable changes	[2]	(224)	(247)
Other comprehensive income
Favorable changes	[2]	0	0
Unfavorable changes	[2]	0	0
Equity securities
Recognition in profit or loss
Favorable changes	[2],[4]	25,683	34,564
Unfavorable changes	[2],[4]	(17,107)	(25,586)
Other comprehensive income
Favorable changes	[2],[4]	0	0
Unfavorable changes	[2],[4]	0
Equity securities
Recognition in profit or loss
Favorable changes	[4]	0	0
Unfavorable changes	[4]	0	0
Other comprehensive income
Favorable changes	[4]	95,829	179,307
Unfavorable changes	[4]	(56,625)	(82,595)
Loans measured at fair value through profit or loss
Recognition in profit or loss
Favorable changes	[2],[5]	2,218	2,276
Unfavorable changes	[2],[5]	(2,010)	(2,055)
Other comprehensive income
Favorable changes	[2],[5]	0	0
Unfavorable changes	[2],[5]	₩ 0	₩ 0

[1]	For beneficiary certificates, it is practically impossible to analyze sensitivity of changes in unobservable inputs. However, for beneficiary certificates whose underlying assets are real estates, changes in fair value are calculated by shifting rate of real estate price fluctuation by -1%p~1%p, and for beneficiary certificates whose underlying assets are equity investments, changes in fair value are calculated by shifting principal unobservable input parameters such as liquidation value by -1%p~1%p and discount rate by -1%p~1%p. There is no significant correlation among major unobservable inputs.
[2]	For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, recovery rate, liquidation value by ±1%p and volatility of underlying asset, growth rate by ±1%p or ±10% and correlation coefficient by ±10%.
[3]	For derivative financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters such as price of underlying asset and volatility by ± 10%.
[4]	For equity securities, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between discount rate (-1%p~1%p) and growth rate (-1%p~1%p).
[5]	For loans, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate by -1%p~1%p.